Merger, Acquisitions and Discontinued Operations - Narrative (Details) - USD ($)				9 Months Ended		12 Months Ended
	Nov. 02, 2018	Sep. 25, 2018	Mar. 26, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Merger consideration paid						$ 166,690,000	$ 0	$ 0
Percentage of voting interests owned by other stockholders immediately following the closing			51.70%
Period after the closing date for determination to be finalized			45 days
Contingently issuable shares (in shares)			9,000,000
Total consideration				$ 0	$ 106,579,000
Acquisition related costs							$ 0	0
H.B. White | Discontinued Operations, Disposed of by Means Other than Sale, Abandonment
Business Acquisition [Line Items]
Carrying amounts of major classes of assets and liabilities								$ 0
Infrastructure And Energy Alternatives, LLC Merger | Infrastructure And Energy Alternatives, LLC
Business Acquisition [Line Items]
Percentage of voting interest acquired			48.30%
Percentage of voting interests held by individual M III Shareholders			20.00%
Merger consideration paid			$ 81,400,000
Value of shares issued as consideration			$ 126,300,000
Infrastructure And Energy Alternatives, LLC Merger | Infrastructure And Energy Alternatives, LLC | Common Stock
Business Acquisition [Line Items]
Number of shares issued as consideration (in shares)			10,428,500
Infrastructure And Energy Alternatives, LLC Merger | Infrastructure And Energy Alternatives, LLC | Series A Preferred Stock
Business Acquisition [Line Items]
Number of shares issued as consideration (in shares)			34,965
CCS
Business Acquisition [Line Items]
Merger consideration paid		$ 106,600,000
Portion of goodwill nondeductible						4,500,000
Acquisition related costs						6,600,000
William Charles
Business Acquisition [Line Items]
Merger consideration paid	$ 73,200,000
Number of shares issued as consideration (in shares)	477,621
Value of shares issued as consideration	$ 4,500,000
Total consideration	$ 77,700,000
Share price (usd per share)	$ 9.45
Acquisition related costs						$ 7,600,000